UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income

Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 127.8%
Corporate — 15.8%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$500	$569,220
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	224,650
Essex County Industrial Development Agency New York, Refunding RB, International Paper Co. Project, Series A, AMT, 5.50%, 10/01/26	625	626,925
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	750	776,520
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (a)(b):
7.63%, 8/01/25	1,600	1,688,976
7.75%, 8/01/31	1,500	1,583,385
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 7/01/28	330	352,796
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,780	2,215,406
Niagara Area Development Corp., Refunding RB, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	625	637,250
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	1,875	1,921,688
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	2,500	2,551,075
		13,147,891
County/City/Special District/School District — 29.8%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corporation Project, 5.38%, 10/01/41	280	329,843
City of New York, New York, GO:
Series A-1, 4.75%, 8/15/25	500	580,590
Sub-Series A-1, 4.00%, 10/01/34	145	159,603
Sub-Series A-1, 5.00%, 10/01/34	270	326,173
Sub-Series G-1, 6.25%, 12/15/31	250	324,207

	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District (continued)
City of New York, New York, GO (concluded):
Sub-Series I-1, 5.38%, 4/01/36	$450	$545,598
City of New York, New York, GO, Refunding, Series B, 3.00%, 8/01/31	250	254,843
City of Syracuse New York, GO, Airport Terminal Security and Access Improvement, Series A, AMT (AGM), 4.75%, 11/01/31	500	558,890
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,850	3,109,863
(AGM), 5.00%, 2/15/47	850	929,526
(AGM), 5.75%, 2/15/47	1,550	1,882,816
(NPFGC), 4.50%, 2/15/47	1,510	1,588,913
Monroe County Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,000	1,192,930
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 4.13%, 3/01/35 (c)	500	201,530
CAB, Yankee Stadium Project, Series A (AGC), 4.50%, 3/01/42 (c)	1,750	476,630
CAB, Yankee Stadium Project, Series A (AGC), 4.67%, 3/01/45 (c)	500	112,995
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	119,797
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	516,185
Yankee Stadium, (NPFGC), 4.75%, 3/01/46	2,000	2,071,360
New York City Transitional Finance Authority, RB, Future Tax Secured:
Series B, 5.00%, 11/01/27	10	10,040
Series D, 5.00%, 11/01/38	825	984,596
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	935	1,031,062
4.75%, 11/15/45	640	701,331
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,181,920
4 World Trade Center Project, 5.75%, 11/15/51	670	819,685
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,100	1,272,370
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	690	765,679

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District (concluded)
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	$1,400	$1,663,760
Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	500	588,555
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	250	285,772
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 6.00%, 9/01/34	150	186,236
		24,773,298
Education — 20.7%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (b)(d):
7.00%, 5/01/25	345	51,757
7.00%, 5/01/35	220	33,004
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	500	552,455
4.63%, 10/01/40	275	304,370
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	250	283,900
Dutchess County Industrial Development Agency New York, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	755	782,286
Geneva Industrial Development Agency New York, RB, Hobart & William Smith Project, Series A, 5.38%, 2/01/13 (e)	2,000	2,017,380
Herkimer County Industrial Development Agency New York, RB, College Foundation Inc. Student Housing Project, 6.25%, 8/01/34	385	389,289
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	350	392,637
New York City Industrial Development Agency, RB, Lycee Francais de New York Project, Series A (ACA), 5.38%, 6/01/23	1,250	1,279,650
New York City Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	596,875

	Par (000)	Value
Municipal Bonds
New York (continued)
Education (continued)
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 4.75%, 12/01/39	$700	$779,660
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora), 5.13%, 7/01/13 (e)	2,000	2,055,620
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	605,765
Fordham University, Series A, 5.50%, 7/01/36	150	179,577
Rochester Institute of Technology, Series A, 6.00%, 7/01/18 (e)	625	801,425
University of Rochester, Series A, 5.13%, 7/01/39	250	286,675
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	250	291,943
Culinary Institute of America, 5.00%, 7/01/34	200	226,336
New York University, Series A, 5.00%, 7/01/37	600	713,070
Rochester Institute of Technology, 5.00%, 7/01/38 (f)	690	818,112
Rockefeller University, Series B, 4.00%, 7/01/38	250	273,085
Skidmore College, Series A, 5.25%, 7/01/29	200	240,546
Skidmore College, Series A, 5.25%, 7/01/31	300	358,524
Teachers College, 5.50%, 3/01/39	650	748,384
Teachers College, Series A, 5.00%, 7/01/31	525	631,291
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	410	426,384
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	$450	$537,723
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	500	575,585
		17,233,308
Health — 24.2%
Clarence Industrial Development Agency, RB, Bristol Village Project (Ginnie Mae), 6.00%, 1/20/44	1,630	1,668,680

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Health (concluded)
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/40	$300	$357,615
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	250	250,045
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital Rochester Project (FHA), 5.50%, 8/15/40	425	503,816
Nassau County Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 4.25%, 7/01/42	180	186,012
New York City Industrial Development Agency, RB, Eger Harbor Project, Series A (Ginnie Mae), 5.88%, 5/20/44	975	1,025,817
New York State Dormitory Authority, RB:
General Purpose Bonds, Series E, 5.00%, 2/15/37	1,000	1,190,860
Healthcare, Series A, 5.00%, 3/15/38	500	598,755
New York Hospital Medical Center-Queens (FHA), 4.75%, 2/15/37	305	325,981
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	250	300,303
New York University Hospital Center, Series A, 5.75%, 7/01/31	425	507,578
New York University Hospital Center, Series B, 5.63%, 7/01/37	530	588,220
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	750	871,072
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	315	334,590
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	405	433,889
St. Barnabas, Series A (AMBAC) (FHA), 5.00%, 2/01/31	1,000	1,003,260
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	2,000	2,015,740

	Par (000)	Value
Municipal Bonds
New York (continued)
Health (concluded)
Miriam Osborn Memorial Home, 5.00%, 7/01/29	$130	$144,282
Miriam Osborn Memorial Home, 5.00%, 7/01/42	255	275,448
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	500	575,255
New York University Hospital Center, Series A, 5.00%, 7/01/36	1,000	1,074,420
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	1,000	1,149,410
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	500	578,805
Onondaga Civic Development Corp., RB, Saint Joseph’s Hospital Health Center Project, 4.50%, 7/01/32	1,210	1,210,895
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	350	375,396
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	450	466,934
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,000	1,132,880
Series B, 6.00%, 11/01/30	150	182,807
Westchester County Industrial Development Agency New York, RB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	750	750,817
		20,079,582
Housing — 3.1%
New York City Housing Development Corp., RB, Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,510,198
New York State HFA, RB, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	$1,000	$1,042,650
		2,552,848
State — 13.4%
New York City Transitional Finance Authority, BARB:
Series S-1, 4.00%, 7/15/42	1,775	1,910,077
Series S-2 (NPFGC), 4.50%, 1/15/31	2,500	2,684,600
Series S-2 (NPFGC), 4.25%, 1/15/34	250	263,025

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
State (concluded)
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	300	377,706
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	800	899,304
New York State Dormitory Authority, RB, Series C, 5.00%, 12/15/31	500	573,915
New York State Dormitory Authority, Refunding RB, General Purpose Bonds, Series A, 5.00%, 12/15/26	1,265	1,611,395
New York State Urban Development Corp., RB, State Personal Income Tax, Series B, 5.00%, 3/15/35	2,000	2,178,860
State of New York, GO, Series A, 5.00%, 2/15/39	500	603,690
		11,102,572
Transportation — 12.6%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	750	969,413
Series H, 4.00%, 11/15/34	1,000	1,073,050
Series H, 5.00%, 11/15/42	1,935	2,258,745
Metropolitan Transportation Authority, Refunding RB, Series F (AGM), 4.00%, 11/15/30	1,000	1,118,400
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction:
5.00%, 12/15/41	500	585,145
5.25%, 12/15/43	500	594,170
New York State Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/37	735	865,852
4.13%, 1/01/42	340	365,452
5.00%, 1/01/42	280	328,866
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/42	1,000	1,193,200
Special Project, Series 6, AMT (NPFGC), 6.25%, 12/01/13	1,000	1,023,490
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/31	90	110,348
		10,486,131

	Par (000)	Value
Municipal Bonds
New York (concluded)
Utilities — 8.2%
Long Island Power Authority, RB:
CAB (AGM), 2.98%, 6/01/28 (c)	$3,515	$2,222,113
General, Series C (CIFG), 5.25%, 9/01/29	1,000	1,288,390
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	500	613,090
New York City Municipal Water Finance Authority, RB, Series B, 5.00%, 6/15/36	500	565,060
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water Project:
5.00%, 6/15/36	350	422,299
Series A, 5.00%, 6/15/37	1,500	1,717,755
		6,828,707
Total Municipal Bonds in New York		106,204,337

Multi-State — 5.5%
Housing — 5.5%
Centerline Equity Issuer Trust (g)(h):
5.75%, 5/15/15	500	546,505
6.00%, 5/15/15	1,500	1,647,420
6.00%, 5/15/19	1,000	1,195,150
6.30%, 5/15/19	1,000	1,210,810
Total Municipal Bonds in Multi-State		4,599,885

Puerto Rico — 7.4%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	500	554,540
State — 4.9%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.25%, 8/01/32 (c)	750	270,855
First Sub-Series A, 6.50%, 8/01/44	1,000	1,177,660
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (AMBAC), 5.89%, 8/01/54 (c)	5,000	444,700
CAB, Series A (NPFGC), 5.62%, 8/01/41 (c)	1,500	323,940
CAB, Series A (NPFGC), 5.46%, 8/01/43 (c)	4,000	766,960

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB (concluded):
Senior Series C, 5.25%, 8/01/40	$1,015	$1,141,936
		4,126,051
Transportation — 1.1%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	750	898,470
Utilities — 0.7%
Puerto Rico Electric Power Authority, Refunding RB, Series W (NPFGC), 5.25%, 7/01/29	500	553,385
Total Municipal Bonds in Puerto Rico		6,132,446
Total Municipal Bonds – 140.7%		116,936,668

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
New York — 17.4%
County/City/Special District/School District — 4.3%
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	2,250	2,484,607
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/44	1,000	1,153,530
		3,638,137
Education — 0.5%
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 7/01/42	360	431,532
State — 1.8%
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,300	1,491,165
Transportation — 4.3%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	1,995	2,370,687
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,185,610
		3,556,297

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
New York (concluded)
Utilities — 6.5%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	$240	$296,863
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	1,500	1,791,900
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,005	1,177,385
Suffolk County Water Authority, Refunding RB, New York Water System, 3.00%, 6/01/25	1,996	2,127,635
		5,393,783
Total Municipal Bonds in New York		14,510,914

Puerto Rico — 2.7%
State — 2.7%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.00%, 8/01/40	2,000	2,213,120
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 20.1%		16,724,034
Total Long-Term Investments (Cost – $120,926,602) – 160.8%		133,660,702

	Shares
Short-Term Securities
BIF New York Municipal Money Fund, 0.00% (j)(k)	1,601,416	1,601,416
Total Short-Term Securities (Cost – $1,601,416) – 1.9%		1,601,416
Total Investments (Cost - $122,528,018*) – 162.7%		135,262,118
Other Assets Less Liabilities – 1.4%		1,143,732
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (10.7)%		(8,866,708)
VRDP Shares, at Liquidation Value – (53.4)%		(44,400,000)
Net Assets Applicable to Common Shares – 100.0%		$83,139,142

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$113,601,230

	Gross unrealized appreciation	$13,355,981
	Gross unrealized depreciation	(556,315)

	Net unrealized appreciation	$12,799,666

(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Non-income producing security.
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
RBC Capital Markets	$818,112	$5,458

(g)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(h)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income

BIF New York Municipal Money Fund	459,702	1,141,714	1,601,416	$—

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	6

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

—

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$133,660,702	—	$133,660,702
Short-Term Securities	$1,601,416	—	—	1,601,416

Total	$1,601,416	$133,660,702	—	$135,262,118

1 See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(8,861,222)	—	$(8,861,222)
VRDP Shares	—	(44,400,000)	—	(44,400,000)

Total	—	$(53,261,222)	—	$(53,261,222)

There were no transfers between levels during the period ended November 30, 2012.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2012	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: January 23, 2013